Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases
Schedule of maturity profile of the Group's lease liabilities

	2021	2020
		Re-presented[1]
	€m	€m
Within one year	3,419	3,198
In more than one year but less than two years	2,142	2,018
In more than two years but less than three years	1,661	1,542
In more than three years but less than four years	1,457	1,337
In more than four years but less than five years	1,316	1,128
In more than five years	4,696	4,443
	14,691	13,666
Effect of discounting	(1,659)	(1,548)
Lease liability (note 21 "Borrowings")	13,032	12,118

Note:

1The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See Note 7 “Discontinued operations and assets and liabilities held for sale”. The impact of the re-presentation is to increase total undiscounted lease liabilities by €75 million and total discounted lease liabilities by €55 million, respectively, compared to the amount previously reported.

Schedule of the Group's income as a lessor

	2021	2020
	€m	€m
Operating leases
Lease revenue (note 2 "Revenue disaggregation and segmental analysis")	559	502
Income from leases not recognised as revenue	180	203

Schedule of committed amounts to be received from the Group's operating leases

				Maturity
	Within one	In one to two	In two to	In three to four	In four to five	In more than
	year	years	three years	years	years	five years	Total
	€m	€m	€m	€m	€m	€m	€m
31 March 2021
Committed operating lease income due to the Group as a lessor	510	261	175	134	115	395	1,590

31 March 2020
Committed operating lease income due to the Group as a lessor	442	211	114	53	44	223	1,087